RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2025
Related party transactions [abstract]
Disclosure of information about expenses included in the following management and board compensation
For the year ended September 30, 2025 and the year ended September 30, 2024, the Company’s expenses included the following management and Board of Directors compensation:

	YEAR ENDED
	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Salaries, bonus and consulting fees	$5,616	$7,155
Share-based compensation	2,698	4,620
Total key management compensation	$8,314	$11,775